RELATED PARTY TRANSACTIONS - Management arrangements (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS
Management fees	$ 35.4	$ 30.5	$ 34.9